ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	December 31,
	2023	2024
	RMB	RMB
Accounts receivable - third parties	242,944	204,502
Allowance for credit loss - third parties	(99,523)	(84,128)
Accounts receivable - third parties, net	143,421	120,374

Accounts receivable – related parties	828	663
Allowance for credit loss – related parties	(124)	(274)
Accounts receivable – related parties	704	389

The movement of the allowance for credit loss including both account receivables due from third parties and a related party is as follows:

	Year ended December 31,
Allowance for credit loss - third parties	2023	2024
	RMB	RMB
Balance at the beginning of the year	81,242	99,523
Additions charged to credit loss	18,281	(15,395)
Write-off	-	-
Balance at the end of the year	99,523	84,128

	Year ended December 31,
Allowance for credit loss –related parties	2023	2024
	RMB	RMB
Balance at the beginning of the year	5	124
Additions charged to credit loss	119	150
Balance at the end of the year	124	274

The aging analysis table of allowance for credit loss is as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Within 1 year	(61,083)	(36,044)
Thereafter	(38,440)	(48,084)
Allowance for credit loss - third parties	(99,523)	(84,128)

Within 1 year	(124)	(274)
Allowance for credit loss - related parties	(124)	(274)